DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Reconciliation of Calculation of Basic and Diluted EPS (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts attributable to the Parent:
Net loss from continuing operations	$ (586)	$ (35)	$ (6,204)	$ (1,284)
Preferred stock dividends			(14)	(58)
Net loss from continuing operations for basic and diluted EPS calculation			(6,218)	(1,342)
Amounts attributable to the Parent:
Net loss	$ (586)	$ (35)	(6,190)	(608)
Preferred stock dividends			(14)	(58)
Net loss for basic and diluted EPS calculation			$ (6,204)	$ (666)